CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
BALANCE SHEETS

	As of December 31,
	2020	2021
ASSETS
Investment in subsidiaries and consolidated VIEs	$6,163	$29,662
Total assets	6,163	29,662
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	—	—

Shareholders’ equity
Ordinary Shares (par value of $0.00005 per shares;1,000,000,000 shares authorized, 74,035,502 and 163,129,655 shares issued and outstanding as of December 31, 2020 and 2021 respectively)	4	8
Series D convertible preferred shares (par value of $0.0001, nil and 6,000 shares authorized as of December 31, 2020 and 2021, respectively. Nil and 6,000 shares issued and outstanding as of December 31, 2020 and 2021 respectively)	—	1
Additional paid-in capital	7,632	227,310
Accumulated deficit	(1,715)	(198,294)
Accumulated other comprehensive income	242	637
Total shareholders’ equity	6,163	29,662
Total liabilities and shareholders’ equity	$6,163	$29,662

STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the years ended December 31,
	2019	2020	2021
Operating income:
Share of loss of subsidiaries and VIEs	$(110)	$(166)	$(196,579)
Loss before income tax expense	(110)	(166)	(196,579)
Income tax expense	—	—	—
Net loss	(110)	(166)	(196,579)

STATEMENTS OF CASH FLOWS

For the years ended December 31,
	2019	2020	2021
Cash flows from operating activities	$—	$—	$—
Cash flows from investing activities	—	—	—
Cash flows from financing activities	—	—	—
Net increase in cash, cash equivalents and restricted cash	—	—	—
Cash, cash equivalents and restricted cash, at beginning of year	—	—	—
Cash, cash equivalents and restricted cash, at end of year	$—	$—	$—